INCOME TAXES (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current expense [Abstract]
Federal	$ 31,428	$ 49,561	$ 41,679
State	250	2,872	2,883
Total current expense	31,678	52,433	44,562
Deferred (benefit) expense [Abstract]
Federal	3,980	(19,368)	(21,393)
State	212	(3,037)	(3,935)
Total deferred (benefit) expense	4,192	(22,405)	(25,328)
Income tax expense	35,870	30,028	19,234
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income taxes computed at federal statutory rate (35%) on income before income taxes	38,827	33,260	23,646
Tax-exempt income	(2,380)	(1,912)	(1,266)
Bank-owned life insurance	(435)	(392)	(409)
Tax credits	(1,388)	(1,100)	(1,100)
State income taxes, net of federal tax benefit	301	(107)	(588)
Tax settlement of unconsolidated subsidiary	0	0	(1,318)
Other	945	279	269
Income tax expense	35,870	30,028	$ 19,234
Deferred tax assets [Abstract]
Allowance for loan and lease losses	19,397	19,227
Deferred compensation	627	533
Postretirement benefits other than pension liability	971	938
Accrued stock-based compensation	1,354	1,170
Other real estate owned write-downs	1,714	1,962
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Impairment Losses	1,075	1,586
Accrued expenses	5,027	4,616
Deferred Tax Assets, Unrealized Losses on Investment Securities and Derivatives	3,574	1,926
Deferred Tax Assets, Fair Value Adjustments on Acquisitions	0	844
Other	1,004	438
Total deferred tax assets	34,743	33,240
Deferred tax liabilities [Abstract]
Tax depreciation greater than book depreciation	(6,011)	(6,310)
FHLB and FRB stock	(5,685)	(5,852)
Mortgage-servicing rights	(411)	(136)
Leasing activities	(5,003)	(5,297)
Deferred Tax Liabilities, Prepaid Pension Cost	11,384	14,333
Intangible assets	(14,764)	(12,963)
Deferred loan fees and costs	(2,335)	(1,167)
Prepaid expenses	(384)	(364)
Deferred Tax Liabilities, Partnership Interests	1,342	1,220
Fair value adjustments on acquisitions	(1,492)	0
Other	(682)	(604)
Deferred Tax Liabilities, Gross	(49,493)	(48,246)
Total deferred tax liabilities	$ (14,750)	$ (15,006)